Borrowings (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)
Borrowings (Details) [Line Items]
Capital loan annual interest rate			3.25%
Short-term borrowings	$ 2,771,917		$ 149,296
Principle amount	10,000,000
Interest expense	145,556
Borrowings [Member]
Borrowings (Details) [Line Items]
Short-term borrowings	$ 13,790	¥ 100,000
Convertible Note [Member]
Borrowings (Details) [Line Items]
Annual interest rate	4.00%
Fixed conversion price (in Dollars per share) | $ / shares	$ 10
Convertible Note [Member] | Class A Ordinary Shares [Member]
Borrowings (Details) [Line Items]
Fixed conversion price (in Dollars per share) | $ / shares	$ 7